Fair Value Measurements - Convertible Notes at Fair Value (Details) $ in Thousands	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 30, 2023	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Fair Value Measurements
Increase decrease in fair value of convertible notes		$ (1,500)	$ 3,700	$ (6,100)	$ 15,900	$ (4,400)	$ 800
Principal amount outstanding under the convertible notes		121,900		121,900		108,000	67,500
Percentage of the shares the holders would have been entitled to receive via the previous warrant agreement	85.00%
Debt extinguishment due to warrant modification		$ 17,036		$ 17,000
Convertible notes, measurement input, extensible enumeration		Discount rate		Discount rate
Additional Paid-in Capital
Fair Value Measurements
Debt extinguishment due to warrant modification		$ 17,036		$ 17,000
Daewoong
Fair Value Measurements
Estimated fair value of convertible notes		$ 134,400		$ 134,400		$ 131,300	$ 86,400
Minimum | Discount rate
Fair Value Measurements
Convertible notes, measurement input		15	25	15	25	0.20	0.15
Maximum | Discount rate
Fair Value Measurements
Convertible notes, measurement input		40	35	40	35	0.40	0.28